RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

The amount due from related parties of $73,042 as of December 31, 2021 primarily consists of (i) shareholder loans of $46,672 and $20,712 respectively to Horus and Recursos, each the Company’s 20% owned affiliates in Mexico, and (ii) trade receivables for module sales of $5,517 provided to various 20% owned affiliates of the Company, including $2,580 to Salgueiro I Renewable Energy S.A., $266 to Salgueiro II Renewable Energy S.A., $1,676 to Francisco SA I Renewable Energy S.A., $530 to Francisco SA II Renewable Energy S.A. No amount was due as of December 31, 2021.

The amount due to related parties as of December 31, 2021 was not material.

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party balances (Continued)

Guarantees and loans

Dr. Shawn Qu fully guaranteed loan facilities from two Chinese banks of RMB1,420,000 ($203,549) and RMB135,000 ($20,648) 2019 and 2020, respectively, and from a Chinese bank of RMB12,000 ($1,882) in 2021. Amounts drawn down under the facilities as of December 31, 2019, 2020 and 2021 were $82,937, nil and nil, respectively.

The Company granted 26,691, 26,073 restricted share units to Dr. Shawn Qu in 2019 and 2020, respectively, on account of his having guaranteed these loan facilities. No grants on account of his having guaranteed these loan facilities were made in 2021.

Sales and purchase contracts with affiliates

In 2019, 2020 and 2021, the Company sold three, two and two solar power projects to CSIF, the Company’s 14.64% owned affiliate in Japan, respectively, in the amount of JPY5,889,000 ($53,874), JPY888,000 ($8,392) and JPY30,601,181 ($282,133), respectively, recorded in revenue.

Additionally, in 2019, 2020 and 2021, the Company provided asset management service to CSIF in the amount of JPY281,094 ($2,573), JPY394,506 ($3,723) and JPY829,053 ($7,541), respectively, and provided O&M service to CSIF in the amount of JPY223,598 ($2,052), JPY805,021 ($7,564) and JPY981,161 ($9,195), respectively.

In 2021, the Company sold modules to Salgueiro I Renewable Energy S.A., Salgueiro II Renewable Energy S.A. and Salgueiro III Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $105, $105 and $114, respectively. In 2020, the Company sold modules to these affiliates in the amounts of $11,636, $9,996 and $9,403, respectively.

In 2021, the Company sold modules to Jaiba 3 Renewable Energy S.A., Jaiba 4 Renewable Energy S.A. and Jaiba 9 Renewable

Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $834, $3,210 and $3,046, respectively. In 2020, the Company sold modules to these affiliates in the amounts of $5,971, $3,696 and $1,372, respectively.

In 2021, the Company sold modules to Francisco SA I Renewable Energy S.A., Francisco SA II Renewable Energy S.A. and Francisco SA III Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $7,170, $7,592 and $8,121, respectively.

In 2021, the Company sold modules to Lavras I Solar Renewable Energy S.A., Lavras II Solar Renewable Energy S.A., Lavras III Solar Renewable Energy S.A., Lavras IV Solar Renewable Energy S.A. and Lavras V Solar Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $5,707, $5,842, $6,049, $6,233 and $6,233, respectively.

In 2021, the Company provided battery storage solutions to Sonoran West Solar Holdings, LLC. And Sonoran West Solar Holdings 2, LLC, each the Company’s 20% owned affiliate in the United States held through RE Crimson Holdings LLC, in the amounts of $12,822 and $6,955, respectively

In 2019,2020 and 2021, the Company purchased raw materials from Luoyang Jiwa New Material Technology Co., Ltd., the Company’s 20% owned affiliate, in the amount of RMB18,124 ($2,584), RMB31,388 ($4,545) and RMB19,378 ($2,995), respectively.

In 2021, the Company purchased raw materials from Yancheng Jiwa New Material Technology Co., Ltd., the Company’s 20% owned affiliate, in the amount of RMB10,831 ($1,688).

In 2020, the Company provided EPC services to Lavras Solar Holding S.A., the Company’s 20% owned affiliate in Brazil, in the amount of BRL5,061 ($974).

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Sales and purchase contracts with affiliates (Continued)

In 2019, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd., the Company’s former 14.63% owned affiliate in PRC, in the amount of RMB350,590 ($50,359). In December 2020, the Company fully disposed of its ownership of Suzhou iSilver Materials Co., Ltd. to an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB168,032 ($24,301) from this former affiliate.

In 2019, the Company purchased equipment from Suzhou Kzone Equipment Technology Co., Ltd., the Company’s former 32% owned affiliate in PRC, in the amount of RMB61,174 ($8,787). In July 2020, the Company fully disposed of its ownership of Suzhou Kzone Equipment Technology Co., Ltd. to an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB7,381 ($1,048) from this former affiliate.

In 2019, the Company sold solar power products to ET Solutions South Africa 1 Pty, the Company’s 49% owned affiliate in South Africa in the amount of ZAR586,832 ($40,970).